Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	Pay Versus Performance
As required by Item 402(v) of Regulation S-K, the following table and accompanying footnotes and discussion provide certain information regarding executive compensation of our principal executive officer (“PEO”) and non-PEO NEOs
(“Non-PEO NEOs”) and measures of Company performance for the years presented. Except where expressly stated, the information presented below was not considered by the Compensation Committee in structuring our executive compensation program for the years presented, and the reader should instead refer to the section “Compensation
Discussion and Analysis” for a description of the philosophy, objectives, and structure of our pay program.

A	B	C	D	E	F	G	H	I
					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)[1]	Compensation “Actually Paid” to PEO ($)[1,2,3]	Average Summary Compensation Table Total for Non-PEO NEOs ($)[1]	Average Compensation “Actually Paid” to Non-PEO NEOs ($)[1,2,3]	TSR ($)	Peer Group TSR ($)[4]	Net Income ($)	Stock Price ($)[5]
2025	7,280,549	38,950,031	7,730,237	14,697,023	159.77	200.89	4,504,900,000	771.87
2024	6,823,034	(37,696,190)	6,073,090	(9,153,791)	147.45	156.19	4,412,600,000	712.33
2023	8,184,338	141,071,193	6,713,442	46,896,425	181.80	143.88	3,953,600,000	878.29
2022	7,004,069	98,786,583	8,061,639	32,174,465	149.34	138.51	4,338,400,000	721.49
2021	6,470,514	123,744,652	7,548,928	40,168,860	130.72	124.39	8,075,300,000	631.52

Company Selected Measure Name	stock price
Named Executive Officers, Footnote	Leonard S. Schleifer, M.D., Ph.D. was our PEO for each year presented. George D. Yancopoulos, M.D., Ph.D., Daniel P. Van Plew, and
Andrew J. Murphy, Ph.D. were among the Non-PEO NEOs for each year presented along with Robert E. Landry for 2021 through 2024,
Joseph J. LaRosa for 2021 and 2025, Marion McCourt for 2022, and Christopher Fenimore for 2024 and 2025.

Peer Group Issuers, Footnote	The Peer Group TSR shown in this table utilizes the NASDAQ US Benchmark Pharmaceuticals Total Return Index (“NQ US Pharma Index”), which we also utilized in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Reports on Form 10-K for the years reflected in the table above. The comparison assumes $100 was invested for the period starting December 31, 2020 through December 31 of the applicable fiscal year in each of the Company’s common stock and the NQ US Pharma Index. All dollar values assume reinvestment of the pre-tax value of dividends paid by companies included in the NQ US Pharma Index. The historical stock price performance of our common stock shown is not necessarily indicative of future stock price performance.

PEO Total Compensation Amount	$ 7,280,549	$ 6,823,034	$ 8,184,338	$ 7,004,069	$ 6,470,514
PEO Actually Paid Compensation Amount	$ 38,950,031	(37,696,190)	141,071,193	98,786,583	123,744,652
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards from Summary Compensation Table for PEO ($)	Inclusion of Item 402(v) Equity Award Values for PEO ($)	Compensation “Actually Paid” to PEO ($)
2025	7,280,549	0	31,669,482	38,950,031

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO ($)	Total—Inclusion of Equity Values for PEO ($)
2025	0	0	0	31,669,482	0	0	31,669,482

Non-PEO NEO Average Total Compensation Amount	$ 7,730,237	6,073,090	6,713,442	8,061,639	7,548,928
Non-PEO NEO Average Compensation Actually Paid Amount	$ 14,697,023	(9,153,791)	46,896,425	32,174,465	40,168,860
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Exclusion of Stock Awards and Option Awards from Summary Compensation Table for Non-PEO NEOs ($)	Inclusion of Item 402(v) Equity Award Values for Non-PEO NEOs ($)	Average Compensation “Actually Paid” to Non-PEO NEOs ($)
2025	7,730,237	(4,699,568)	11,666,354	14,697,023

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non- PEO NEOs ($)	Total—Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	5,237,392	356,324	0	6,072,638	0	0	11,666,354

Compensation Actually Paid vs. Net Income	Description of Relationship Between NEO Compensation “Actually Paid” and Net Income
The following chart sets forth the relationship between Compensation “Actually Paid” to our PEO, the average of
Compensation “Actually Paid” to our Non-PEO NEOs, and our net income during years 2021 through 2025, each as set forth in the table above.
PEO and Average NEO Compensation “Actually Paid” Versus Regeneron Net Income, 2021-2025
Fiscal Year

PEO Compensation “Actually Paid”	Average Non-PEO NEO Compensation “Actually Paid”
REGN Net Income

Compensation Actually Paid vs. Company Selected Measure	Description of Relationship Between NEO Compensation “Actually Paid” and Stock Price
The following chart sets forth the relationship between Compensation “Actually Paid” to our PEO, the average of
Compensation “Actually Paid” to our Non-PEO NEOs, and the closing price of our common stock on the last trading day of years 2021 through 2025, each as set forth in the table above.
PEO and Average Non-PEO NEO Compensation “Actually Paid” Versus Regeneron Stock Price, 2021-2025
Fiscal Year

PEO Compensation “Actually Paid”	Average Non-PEO NEO Compensation “Actually Paid”
REGN Stock Price

Total Shareholder Return Vs Peer Group	Description of Relationship Between NEO Compensation “Actually Paid” and Total
Shareholder Return
The following chart sets forth the relationship between Compensation “Actually Paid” to our PEO, the average of
Compensation “Actually Paid” to our Non-PEO NEOs, each as set forth in the Table above, and the Company’s cumulative
TSR over the five-year period from 2021 through 2025. The following chart also compares the Company’s cumulative TSR over the five-year period from 2021 through 2025 to that of the NQ US Pharma Index over the same time period.
PEO and Average Non-PEO NEO Compensation “Actually Paid” Versus Regeneron TSR and
Peer Group TSR, 2021-2025
Fiscal Year

PEO Compensation “Actually Paid”	Average Non-PEO NEO Compensation “Actually Paid”
REGN TSR	NQ US Pharma Total Return Index TSR

Tabular List, Table	2025 Tabular List of Most Important Financial and Non-Financial Performance Measures
The following table presents the financial and non-financial performance measures that the Company considers to have been the most important in linking Compensation “Actually Paid” to our PEO and our Non-PEO NEOs in 2025 to Company
performance. The measures in this table are not ranked.

Stock Price	Regulatory submissions for new products or indications
TSR	Positive data readouts
Non-GAAP diluted EPS	New Investigational New Drug Applications
Approvals of new products or indications

Total Shareholder Return Amount	$ 159.77	147.45	181.80	149.34	130.72
Peer Group Total Shareholder Return Amount	200.89	156.19	143.88	138.51	124.39
Net Income (Loss)	$ 4,504,900,000	$ 4,412,600,000	$ 3,953,600,000	$ 4,338,400,000	$ 8,075,300,000
Company Selected Measure Amount	771.87	712.33	878.29	721.49	631.52
PEO Name	Leonard S. Schleifer	Leonard S. Schleifer	Leonard S. Schleifer	Leonard S. Schleifer	Leonard S. Schleifer
Measure:: 1
Pay vs Performance Disclosure
Name	Stock Price
Measure:: 2
Pay vs Performance Disclosure
Name	TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP diluted EPS
Measure:: 4
Pay vs Performance Disclosure
Name	Approvals of new products or indications
Measure:: 5
Pay vs Performance Disclosure
Name	Regulatory submissions for new products or indications
Measure:: 6
Pay vs Performance Disclosure
Name	Positive data readouts
Measure:: 7
Pay vs Performance Disclosure
Name	New Investigational New Drug Applications
PEO | Exclusion of Stock Awards and Option Awards from Summary Compensation Table for PEO ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Inclusion of Item 402(v) Equity Award Values for PEO ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,669,482
PEO | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,669,482
PEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Total—Inclusion of Equity Values for PEO ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,669,482
Non-PEO NEO | Exclusion of Stock Awards and Option Awards from Summary Compensation Table for Non-PEO NEOs ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,699,568)
Non-PEO NEO | Inclusion of Item 402(v) Equity Award Values for Non-PEO NEOs ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,666,354
Non-PEO NEO | Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,237,392
Non-PEO NEO | Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	356,324
Non-PEO NEO | Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,072,638
Non-PEO NEO | Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non- PEO NEOs ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Total—Average Inclusion of Equity Values for Non-PEO NEOs ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 11,666,354